Future Minimum Payments Due For Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 10,323
2014	8,500
2015	0
2016	0
2017	0
Thereafter	0
Long-term Debt	$ 18,823